DIVESTITURES (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	3 Months Ended							4 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2012 UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond	Dec. 31, 2012 UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond	Dec. 31, 2012 UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond Minimum	Dec. 31, 2012 UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond Maximum	Sep. 30, 2010 China PDSN Assets	Dec. 31, 2012 China PDSN Assets	Dec. 31, 2011 China PDSN Assets	Dec. 31, 2011 China PDSN Assets Minimum	Sep. 17, 2012 EMEA Operations	Dec. 31, 2010 EMEA Operations	Jun. 30, 2010 IP Messaging and US PDSN Assets	Dec. 31, 2012 IP Messaging and US PDSN Assets	Jun. 30, 2010 IP Messaging and US PDSN Assets Maximum	Jun. 30, 2012 IP Messaging and US PDSN Assets Contingent consideration	Dec. 31, 2011 IP Messaging and US PDSN Assets Contingent consideration	Mar. 31, 2011 IP Messaging and US PDSN Assets Contingent consideration	Dec. 31, 2010 IP Messaging and US PDSN Assets Contingent consideration	Sep. 30, 2010 IP Messaging and US PDSN Assets Contingent consideration	Mar. 31, 2010 Remote Access Server product line	Jan. 31, 2010 Remote Access Server product line	Dec. 31, 2012 IPTV operations	Dec. 31, 2012 IPTV operations	Dec. 31, 2011 IPTV operations	Dec. 31, 2010 IPTV operations	Aug. 31, 2012 IPTV operations	Dec. 31, 2012 IPTV operations UTStarcom Hong Kong Holdings Ltd.	Aug. 31, 2012 IPTV operations UTStarcom Hong Kong Holdings Ltd. Convertible Bond	Aug. 31, 2012 IPTV operations Current assets	Aug. 31, 2012 IPTV operations Property, plant and equipment and other long term assets
Divestitures
Gain (loss) recorded on divestiture	$ (16,239,000)	$ 4,546,000	$ 5,548,000					$ 1,600,000	$ 800,000	$ 4,300,000			$ (900,000)				$ 100,000	$ 200,000	$ 200,000	$ 900,000	$ 900,000	$ 1,800,000			$ (17,500,000)				$ (17,500,000)
Reassessment period											1 year
Amount of obligations paid	56,010,000											600,000	700,000
Disposal group, deferred gain on disposal									0
Amount of obligations remaining in accrual balance													1,000,000											600,000	600,000
Net liabilities transferred in connection with divestiture														1,700,000								300,000
Cash proceeds														400,000			100,000	200,000	200,000	900,000	900,000
Potential additional contingent consideration																1,600,000
Gain (loss) recorded on divestiture, after tax														2,100,000	2,100,000
Amount of consideration paid by the Company upon divestiture																							1,500,000					30,000,000
Assets transferred in connection with divestiture																															41,400,000	1,200,000
Liabilities transferred in connection with divestiture																												74,100,000
Loss related to severance liabilities for termination of employees or transfer of employees to the buyer																									13,400,000
Loss related to write-off of assets not transferred to the buyer																									3,800,000
Transaction costs																									1,700,000
Gain from the net liability release																									1,500,000
Impact on gross margin from the future revenue recognition of unassigned contracts																									0
Deferred service costs related to unassigned contracts	6,100,000	4,100,000																										22,700,000
Revenues recognized	186,728,000	320,576,000	291,535,000																					2,200,000	29,500,000	141,400,000	152,600,000
Amount invested				20,000,000																										20,000,000
Interest rate of debt securities (as a percent)				6.50%	6.50%
Principal amount of debt securities to be converted if P&L run-rate break-even is achieved on or prior to the Maturity Date					$ 5,000,000
Percentage of outstanding shares to be issued on conversion if P&L run-rate break-even is achieved on or prior to the Maturity Date					8.00%
Percentage of outstanding shares to be issued on conversion at the Maturity Date						25.00%	33.00%